Inventories - Additional Information (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 TWD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 TWD ($)	Dec. 31, 2021 TWD ($)
Classes of current inventories [abstract]
Operating costs related to inventories	$ 53,814		$ 49,544	$ 51,180
Valuation loss on inventories recognized as operating costs	23	$ 1	34	$ 207
Inventory to be realized from the sale after more than twelve months	$ 2,115		$ 2,102